AMENDED AND RESTATED INVESTMENT SUB-ADVISORY AGREEMENT

This Amended and Restated Investment Sub-Advisory Agreement (the “Agreement”) is entered into as of August 24, 2022 by and between APOLLO DIVERSIFIED CREDIT FUND, a statutory trust organized and existing under the laws of the State of Delaware (the “Fund”), APOLLO CAPITAL CREDIT ADVISER, LLC (the “Adviser”), a limited liability company organized and existing under the laws of the State of Delaware, and APOLLO CREDIT MANAGEMENT, LLC, a limited liability company organized and existing under the laws of the State of Delaware (the “Sub-Adviser”). This Agreement amends and restates the Investment Sub-Advisory Agreement, dated May 2, 2022, between the Adviser, Sub-Adviser and the Fund.

WHEREAS, each of the Adviser and the Sub-Adviser is engaged in rendering management and investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”); and

WHEREAS, the Adviser acts as the investment adviser to the Fund; and

WHEREAS, the Fund is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act; and

WHEREAS, the Board of Trustees of the Fund (the “Board”), has approved this Agreement in accordance with the requirements of the 1940 Act; and

WHEREAS, the Adviser desires to retain the Sub-Adviser to assist the Adviser in rendering certain management and investment advisory services to the Fund on the terms and conditions described herein; and

WHEREAS, the Sub-Adviser is willing to provide management and investment advisory services to the Fund on the terms and conditions described herein;

NOW, THEREFORE, in consideration of the mutual covenants and agreements set out in this Agreement, the Fund, the Adviser and the Sub-Adviser agree as follows:

1.	Investment Description; Appointment

(a)      Investment Description. The Fund will invest and reinvest its assets in accordance with the investment objective(s), policies and limitations specified in the prospectus, as amended from time to time (the “Prospectus”), filed with the Securities and Exchange Commission (the “SEC”) as part of the Fund’s Registration Statement on Form N-2, as it may be periodically amended or supplemented.

(b)       Appointment of Adviser. The Adviser hereby appoints the Sub-Adviser to furnish, or arrange for its affiliates or sub-subadvisers to furnish, the management and investment advisory services described below, subject to the policies of, review by and overall control of the Adviser and the Board, for the period and on the terms and conditions set forth in this Agreement. The Sub-Adviser hereby accepts such appointments and agrees during such period, at its own expense (unless otherwise provided herein), to render, or arrange for the rendering of, such services and to assume the obligations herein for the compensation provided for herein. The Sub-Adviser and its affiliates for all purposes herein shall be deemed to be independent contractors and, unless otherwise expressly provided or authorized, shall have no authority to act for or represent the Fund in any way or otherwise be deemed agents of the Fund.

2.	Duties of the Sub-Adviser

(a)       Management Services. The Sub-Adviser shall perform, or arrange for its affiliates to perform, the management services necessary for the operation of the Fund, including providing the Fund necessary personnel and such other services as the Sub-Adviser, subject to review by the Adviser and the Board, from time to time shall determine to be necessary or useful to perform its obligations under this Agreement. The Sub-Adviser, also on behalf of the Fund, shall conduct relations with custodians, depositories, transfer agents, pricing agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and such other persons in any such other capacity deemed to be necessary or desirable.

(b)       Investment Advisory Services. Subject to the supervision, direction and approval of the Adviser and the Board, the Sub-Adviser will conduct a continual program of investment, evaluation, sale, and reinvestment of the Fund’s assets. Subject to paragraph (c) below, the Sub- Adviser is authorized, in its sole discretion, to: (i) obtain and evaluate pertinent economic, financial, and other information affecting the economy generally and certain investment assets as such information relates to securities or other financial instruments that are purchased for or considered for purchase by the Fund; (ii) make investment decisions for the Fund (including the exercise or disposition of rights accompanying portfolio securities (such as tender offers or exchanges) and other attendant rights thereto); (iii) place purchase and sale orders for portfolio transactions on behalf of the Fund and manage otherwise uninvested cash assets of the Fund; (iv) arrange for the pricing of Fund securities; (v) execute account documentation, agreements, contracts and other documents as may be requested by brokers, dealers, counterparties and other persons in connection with the Sub-Adviser’s management of the assets of the Fund (in such respect, the Sub-Adviser will act as the Fund’s agent and attorney-in-fact); (vi) employ professional portfolio managers and securities analysts who provide research services to the Fund; (vii) engage certain third party professionals, consultants, experts or specialists in connection with the Sub-Adviser’s management of the assets of the Fund (in such respect, the Sub-Adviser will act as the Fund’s agent and attorney-in-fact); and (viii) make decisions with respect to the use by the Fund of borrowing for leverage or other investment purposes. The Sub- Adviser will in general take such action as is appropriate to effectively manage the Fund’s investment practices. In addition:

(i)       The Sub-Adviser will maintain and preserve the records specified in Section 15 of this Agreement and any other records related to the Fund’s transactions as are required under any applicable state or federal securities law or regulation, including: the 1940 Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Advisers Act.

(ii)       The Sub-Adviser will comply with procedures of the Fund (“Fund Procedures”) provided to the Sub-Adviser by the Fund. The Sub-Adviser will notify the Fund as soon as reasonably practicable upon detection of any material breach of such Fund Procedures, including detection of any “material compliance matters” as defined in Rule 38a-1 under the 1940 Act.

(iii)      The Sub-Adviser will maintain a written code of ethics (the “Code of Ethics”) that complies with Rule 17j-1 under the 1940 Act, a copy of which will be provided to the Fund, and will adhere to such Code of Ethics in performing its services under this Agreement.

(iv)      The Sub-Adviser, as directed by the Adviser and the Board, will manage the investment and reinvestment of the assets of the Fund in a manner consistent with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, subject to the best interests of the Fund. In addition, the Sub-Adviser will manage the Fund’s assets in material compliance with the Fund’s investment objectives and policies as stated in the Prospectus.

(c)       Sub-Subadvisers. In carrying out its responsibilities hereunder, the Sub-Adviser may employ, retain or otherwise avail itself of the services of other persons or entities including without limitation, affiliates of the Sub-Adviser, on such terms as the Sub-Adviser shall determine to be necessary, desirable or appropriate. However, if the Sub-Adviser chooses to retain or avail itself of the services of another person or entity to provide investment advice with respect to assets of the Fund, such other person or entity must be (i) registered as an investment adviser under the Advisers Act, (ii) retained at the Sub-Adviser’s own cost and expense and (iii) retained subject to the requirements of Section 15 of the 1940 Act.

3.	Information and Reports

(a)     The Sub-Adviser will keep the Fund informed of developments relating to its duties as investment adviser of which the Sub-Adviser has, or should have, knowledge that would materially affect the Fund. In this regard, the Sub-Adviser will provide the Fund and its officers with such periodic reports concerning the obligations the Sub-Adviser has assumed under this Agreement as the Fund may from time to time reasonably request.

(b)       The Sub-Adviser also will provide the Fund with any information reasonably requested regarding its management of the Fund required for any shareholder report, registration statement, prospectus, or prospectus supplement to be filed by the Fund with the SEC. The Sub- Adviser will promptly inform the Fund if any information in the Prospectus or Statement of Additional Information, as amended from time to time (“SAI”), is (or will become) inaccurate or incomplete.

4.	Standard of Care

The Sub-Adviser will exercise its reasonable judgment and will act in good faith and use reasonable care and in a manner consistent with applicable federal and state laws and regulations in rendering the services it agrees to provide under this Agreement. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder. As used in this Section 4, the term “Sub-Adviser” shall include any affiliates of the Sub-Adviser performing services for the Fund contemplated hereby, and directors, officers and employees of the Sub-Adviser and of such affiliates. The Sub- Adviser assumes no responsibility under this Agreement other than to render the services called for hereunder. In no event shall the Sub-Adviser be liable for any special, consequential or punitive damages.

5.	Sub-Adviser’s Duties Regarding Fund Transactions

(a)     Placement of Orders. The Sub-Adviser will take all actions that it considers necessary to implement the investment policies of the Fund, and, in particular, to place all orders for the purchase or sale of securities or other investments for the Fund with brokers or dealers the Sub-Adviser, in its sole discretion, selects. To that end, the Sub-Adviser is authorized as the Fund’s agent to give instructions to the Fund’s custodian as to deliveries of securities or other investments and payments of cash for the Fund’s account. In connection with the selection of brokers or dealers and the placement of purchase and sale orders, the Sub-Adviser is subject to the supervision of the Adviser and the Board and is directed at all times to seek to obtain best execution and price within the policy guidelines determined by the Board and set out in the Fund’s current Prospectus, subject to provisions (b) and (c) of this Section 5.

(b)     Selection of Brokers and Dealers. In the selection of brokers and dealers to execute portfolio transactions, the Sub-Adviser is authorized to consider not only the available prices and rates of brokerage commissions, but also other relevant factors, which may include, without limitation: the execution capabilities of the brokers and dealers; the research and other services provided by the brokers and dealers that the Sub-Adviser believes will enhance its general portfolio management capabilities; the size of the transaction; the difficulty of execution; the operational facilities of these brokers and dealers; the risk to a broker or dealer of positioning a block of securities; and the overall quality of brokerage and research services provided by the brokers and dealers. In connection with the foregoing, the Sub-Adviser is specifically authorized to pay those brokers and dealers who provide brokerage and research services to the Sub-Adviser a higher commission than that charged by other brokers and dealers if the Sub-Adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the services in terms of either the particular transaction or in terms of the Sub-Adviser’s overall responsibilities with respect to the Fund and to any other client accounts or portfolios that the Sub-Adviser advises. The execution of such transactions will not be considered to represent an unlawful breach of any duty created by this Agreement or otherwise. To the extent permitted by applicable law, the Sub-Adviser may select affiliated brokers and dealers to execute portfolio transactions.

(c)      Aggregated Transactions. On occasions when the Sub-Adviser deems the purchase or sale of a security or other financial instrument to be in the best interest of the Fund, as well as other clients, the Sub-Adviser is authorized, but not required, to aggregate purchase and sale orders for securities or other financial instruments held (or to be held) by the Fund with similar orders being made on the same day for other client accounts or portfolios that the Sub- Adviser manages. When an order is so aggregated, the Sub-Adviser may allocate the recommendations or transactions among all accounts and portfolios for whom the recommendation is made or transaction is effected on a basis that the Sub-Adviser reasonably considers equitable and consistent with its fiduciary obligations to the Fund and its other clients. The Sub-Adviser and the Fund recognize that in some cases this procedure may adversely affect the size of the position obtainable for the Fund.

6.	Compensation

For the services rendered and the expenses assumed by the Sub-Adviser, the Adviser shall pay to the Sub-Adviser a monthly sub-advisory fee with respect to the Fund as set forth on Schedule A hereto, as such Schedule may be amended from time to time. The fee for the period from the Effective Date (defined below) of the Agreement to the end of the month during which the Effective Date occurs will be prorated according to the proportion that such period bears to the full monthly period. Upon any termination of this Agreement before the end of a month, the fee for such part of that month will be prorated according to the proportion that such period bears to the full monthly period and will be payable upon the date of termination of this Agreement. For the purpose of determining fees payable to the Sub-Adviser, the value of the Fund’s assets will be computed at the times and in the manner specified in the Prospectus, and on days on which the value of Fund assets are not so determined, the asset value computation to be used will be as determined on the immediately preceding day on which the assets were determined.

7.	Expenses

(a)      The Sub-Adviser. All investment professionals of the Sub-Adviser and its staff, when and to the extent engaged in providing investment advisory and management services hereunder, and the compensation and routine overhead expenses of such personnel allocable to such services, will be provided and paid for by the Sub-Adviser and not by the Fund or the Adviser.

(b)       The Fund. The Fund will bear all other expenses to be incurred in its operation (including to the extent such operations are performed by the Sub-Adviser or its affiliates), including, but not limited to, (i) interest and taxes; (ii) brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments (including, without limitation, security settlement costs); (iii) calculating the Fund’s net asset value (including the cost and expenses of any independent valuation firm, or agent or service provider of the Fund (including, without limitation, Fund administrators, custodians and pricing services)); (iv) interest payable on debt and dividends and distributions on preferred stock, as applicable, if any, incurred to finance the Fund’s investments; (v) custodian, registrar and transfer agent fees and fee and expenses of other service providers; (vi) all costs of registration and, if applicable, listing the Fund’s shares on any securities exchange; (vii) direct costs and expenses of administration, including printing, mailing, long distance telephone, copying, secretarial and other staff, independent auditors and outside legal costs; fees and expenses of the Fund’s directors who are not “interested persons” of the Fund; (viii) the cost of office facilities, equipment and certain systems (including, but not limited to application licensing, development and maintenance, data licensing and reporting); (ix) the cost incurred to implement and monitor ISDA, Prime Brokerage and other agreements governing the Fund’s financing or borrowing facilities; (x) legal and audit expenses; (xi) fees and expenses related to the registration and qualification of the Fund and the Fund’s shares for distribution under state and federal securities laws; (xii) expenses of printing and mailing prospectuses, reports and notices and proxy material to shareholders of the Fund; (xiii) all other expenses incidental to holding meetings of the Fund’s shareholders, including proxy solicitations therefor; (xiv) insurance premiums for fidelity bond and other insurance coverage; (xv) investment management fees; (xvi) expenses of typesetting for printing prospectuses and statements of additional information and supplements to these documents; (xvii) expenses of printing and mailing prospectuses and supplements thereto; (xviii) expenses related to the engagement of any third-party professionals, consultants, experts or specialists hired to perform work in respect of the Fund; (xix) all other expenses incurred by the Fund in connection with administering the Fund’s business, including the Fund’s allocable portion of the cost of the Fund’s chief compliance officer, chief financial officer, chief legal officer and any other officers of the Fund, investor relations personnel, and their respective staffs; and (xx) such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Fund is a party and legal obligations that the Fund may have to indemnify the Fund’s directors, officers and/or employees or agents with respect to these actions, suits or proceedings. It also is understood that if the Sub-Adviser or any of its affiliates provide accounting services to the Fund, the Fund will reimburse the Adviser and the Adviser will reimburse the Sub-Adviser and its affiliates for their costs in providing such accounting services to the Fund using a methodology for determining costs approved by the Board.

8.	Services to Other Companies or Accounts

The Fund and the Adviser understands that the Sub-Adviser and its affiliates now act, will continue to act and may act in the future as investment manager or adviser to fiduciary and other managed accounts, and as an investment manager or adviser to other investment companies that have the same, similar or different investment objectives and strategies as the Fund, including any offshore entities or private accounts. The Fund and the Adviser understands that the persons employed by the Sub-Adviser to assist in the performance of the Sub-Adviser’s duties under this Agreement may not devote their full time to such service, and that nothing contained in this Agreement will be deemed to limit or restrict the right of the Sub- Adviser to engage in and devote time and attention to other businesses or to render services of whatever kind or nature. This Agreement will not in any way limit or restrict the Sub-Adviser or any of its directors, officers, employees, or agents from buying, selling or trading any securities or other investment instruments for its or their own account or for the account of others for whom it or they may be acting, provided that such activities will not adversely affect or otherwise impair the performance by the Sub-Adviser of its duties and obligations under this Agreement. It is understood that directors, officers, employees and stockholders of the Fund or the Adviser are or may become interested in the Sub-Adviser and its affiliates, as directors, officers, employees, partners, stockholders, members, managers or otherwise, and that the Sub-Adviser and directors, officers, employees, partners, stockholders, members and managers of the Sub-Adviser and its affiliates are or may become similarly interested in the Fund as shareholders or otherwise. If any person who is a manager, partner, officer or employee of the Sub-Adviser is or becomes a director, officer and/or employee of the Fund and acts as such in any business of the Fund, then such manager, partner, officer and/or employee of the Sub-Adviser shall be deemed to be acting in such capacity solely for the Fund, and not as a manager, partner, officer or employee of the Sub-Adviser or under the control or direction of the Sub-Adviser, even if paid by the Sub-Adviser or its affiliates.

9.	Custody

Nothing in this Agreement will require the Sub-Adviser to take or receive physical possession of cash, securities, or other investments of the Fund.

10.	Term of Agreement; Termination of Agreement; Amendment of Agreement

(a)       Term. This Agreement will become effective May 2, 2022 (the “Effective Date”), and, unless terminated in accordance with its terms, will continue for an initial two-year term and thereafter so long as such continuance is specifically approved at least annually as required by the 1940 Act.

(b)       Termination. This Agreement may be terminated, without penalty, (i) by the Adviser, the Board or by vote of holders of a majority of the outstanding voting securities of the Fund upon sixty (60) days’ written notice to the Sub-Adviser, and (ii) by the Sub-Adviser upon sixty (60) days’ written notice to the Adviser and the Fund. This Agreement also will terminate automatically in the event of its “assignment” (as such term is defined for purposes of Section 15(a)(4) of the 1940 Act).

(c)       Amendment. This Agreement may be amended by the parties only if the amendment is specifically approved by: (i) a majority of those trustees of the Fund who are not parties to this Agreement or “interested persons” of any party in accordance with the requirements of the 1940 Act and any applicable exemptive relief; and (ii) if required by applicable law, the vote of a majority of the outstanding voting securities of the Fund.

11.	Representations and Covenants of the Fund

The Fund represents and covenants to the Adviser and the Sub-Adviser as follows:

(a)       The Fund is duly organized and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as the business is now being conducted.

(b)       The execution, delivery and performance by the Fund of this Agreement are within the Fund’s powers and have been duly authorized by all necessary actions of the Board and the Fund’s shareholders, and the execution, delivery and performance of this Agreement by the parties to this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Fund’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon the Fund.

(c)       The Fund is registered as a closed-end management investment company under the 1940 Act and the Fund’s shares are registered under the Securities Act of 1933, as amended, and under any applicable state securities laws.

12.	Representations and Covenants of the Adviser

The Adviser represents and covenants to the Fund and the Sub-Adviser that as of the commencement of operations of the Fund:

(a)       It is duly organized and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as this business is now being conducted.

(b)       The execution, delivery and performance by the Adviser of this Agreement are within the Adviser’s powers and have been duly authorized by all necessary action, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance of this Agreement by the parties to this Agreement, and the execution, delivery and performance of this Agreement by the parties to this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Adviser’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon the Adviser.

(c)       It is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement.

(d)       It is registered with the SEC as an investment adviser under the Advisers Act.

13.	Representations and Covenants of the Sub-Adviser

The Sub-Adviser represents and covenants to the Fund and the Adviser that as of the commencement of operations of the Fund:

(a)       It is duly organized and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as this business is now being conducted.

(b)       The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-Adviser’s powers and have been duly authorized by all necessary action, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for the execution, delivery and performance of this Agreement by the parties to this Agreement, and the execution, delivery and performance of this Agreement by the parties to this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Sub-Adviser’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instruments binding upon the Sub- Adviser.

(c)       It is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Agreement.

(d)       It is registered with the SEC as an investment adviser under the Advisers Act.

14.	Indemnification

Indemnification of Sub-Adviser. The Fund and the Adviser shall indemnify, defend and protect the Sub-Adviser (and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with the Sub-Adviser (collectively, the “Indemnified Parties”)) and hold them harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) incurred by the Indemnified Parties in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or its security holders) arising out of or otherwise based upon the performance of any of the Sub-Adviser’s duties or obligations under this Agreement or otherwise as an investment adviser of the Fund. Notwithstanding anything contained herein to the contrary, nothing in this Agreement shall protect or be deemed to protect the Indemnified Parties against or entitle or be deemed to entitle the Indemnified Parties to indemnification in respect of, any liability to the Fund or its security holders to which the Indemnified Parties would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Sub-Adviser’s duties or by reason of the reckless disregard of the Sub-Adviser’s duties and obligations under this Agreement (as the same shall be determined in accordance with the 1940 Act and any interpretations or guidance by the SEC or its staff thereunder).

15.	Records

(a)       Maintenance of Records. The Sub-Adviser hereby undertakes and agrees to maintain for the Fund, in the form and for the period required by Rule 31a-2 under the 1940 Act, all records relating to the Fund’s investments that are required to be maintained by the Fund pursuant to the 1940 Act with respect to the Sub-Adviser’s responsibilities under this Agreement (the “Fund’s Books and Records”).

(b)       Ownership of Records. The Sub-Adviser agrees that the Fund’s Books and Records are the Fund’s property and further agrees to surrender them promptly to the Fund upon the request of the Fund; provided, however, that the Sub-Adviser may retain copies of the Fund’s Books and Records at its own cost. The Fund’s Books and Records will be made available, within two (2) business days of a written request, to the Fund’s accountants or auditors during regular business hours at the Sub-Adviser’s offices. The Fund or its authorized representatives will have the right to copy any records in the Sub-Adviser’s possession that pertain to the Fund. These books, records, information, or reports will be made available to properly authorized government representatives consistent with state and federal law and/or regulations. In the event of the termination of this Agreement, the Fund’s Books and Records will be returned to the Fund.

16.	Governing Law

This Agreement shall be governed by and construed in accordance with the laws of the State of New York, without reference to the conflict of law principles thereof, and the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of New York, or any of the provisions in this Agreement, conflict with the applicable provisions of the 1940 Act, the latter shall control.

17.	Severability

If any provision of this Agreement is held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.

18.	Definitions

The terms “assignment,” “affiliated person,” “interested person,” and “majority of the outstanding voting securities,” when used in this Agreement, will have the respective meanings specified in Section 2(a) of the 1940 Act.

19.	Counterparts

This Agreement may be executed in one or more counterparts, each of which will be deemed an original, and all of such counterparts together will constitute one and the same instrument.

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IN WITNESS WHEREOF, the parties to this Agreement have executed and delivered this Agreement as of the date first above written.

APOLLO DIVERSIFIED CREDIT FUND
By:
	Name:	Kristin Hester
	Title:	Chief Legal Officer

APOLLO CAPITAL CREDIT ADVISER, LLC
By:
	Name:	William Kuesel
	Title:	Vice President

APOLLO CREDIT MANAGEMENT, LLC
By:
	Name:	William Kuesel
	Title:	Vice President

Investment Sub-Advisory Agreement

Schedule A

Listing of Fund(s)

Name of Fund	Investment Strategy or Asset Class	Annual Sub-Advisory Fee Rate as a Percentage of Average Daily Net Assets
Apollo Diversified Credit Fund	Corporate issued credit and income producing securities	$0 - $250M	0.40%
		$250M - $500M	0.30%
		$500M – $1 Billion	0.25%
		Over $1 Billion	0.20%